Schedule of movement in deferred revenue (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Opening balance	$ 5,295	$ 6,692
Increases during the year	48,108	49,544
Recognized as revenue	(46,784)	(49,878)
Foreign currency translation difference	(225)	(1,063)
Closing balance	$ 6,394	$ 5,295